SUPPLEMENT TO THE INSTITUTIONAL CLASS
PROSPECTUS AND

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Wells Fargo Advantage California Municipal Money Market Fund

Wells Fargo Advantage Municipal Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Fund
(each, the “Fund” together, the “Funds”)

At a meeting held on November 17-18, 2015, the Board of Trustees of the Funds approved the renaming of the Funds’ Institutional Class to Premier Class effective April 1, 2016.

On April 1, 2016, all references to the Institutional Class of Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund in the prospectus, summary prospectuses and Statement of Additional Information are replaced with Premier Class.

November 19, 2015                                                                                                     MMIT125/P1204S2